BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2024	Jul. 30, 2024	Dec. 31, 2023
Common stock par value	$ 0.0001	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	210,000,000	6,594,946	6,594,946
Ordinary shares, shares issued (in shares)	14,535,136		786,510
Common stock, shares outstanding	14,535,136		779,908
Previously Reported
Common stock par value			$ 0.0001
Ordinary shares, shares authorized (in shares)			1,000
Ordinary shares, shares issued (in shares)			1
Common stock, shares outstanding			1